SUPPLEMENT DATED DECEMBER 11, 2009

TO PROSPECTUS DATED DECEMBER 4, 2009
FOR COMPASS G

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

Effective immediately, MFS Massachusetts Investors Growth Stock Portfolio is open for new investments under your contract.

Please retain this supplement with your Prospectus for future reference.

Compass G 12/09